Equity Investments in Unconsolidated Subsidiaries - Results of Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Schedule of Equity Method Investments [Line Items]
NGHC's 50% ownership interest	$ (2,610)	$ 487	$ (1,487)	$ (324)
VIE, Not primary beneficiary | LSC Entities
Schedule of Equity Method Investments [Line Items]
Revenue, net of commission	(4,464)	2,717	(274)	1,695
Total expenses	606	1,140	1,996	1,688
Net income (loss)	(5,070)	1,577	(2,270)	7
NGHC's 50% ownership interest	(2,535)	(3)	(1,135)	(789)
VIE, Not primary beneficiary | Tiger
Schedule of Equity Method Investments [Line Items]
Revenue, net of commission	(2,933)	2,123	(8,512)	5,198
Total expenses	284	666	796	1,200
Net income (loss)	(3,217)	1,457	(9,308)	3,998
NGHC's 50% ownership interest	(1,609)	729	(4,654)	1,999
VIE, Not primary beneficiary | AMT Alpha
Schedule of Equity Method Investments [Line Items]
Revenue, net of commission	(202)	236	(143)	(3,861)
Total expenses	7	10	11	24
Net income (loss)	(209)	226	(154)	(3,885)
NGHC's 50% ownership interest	(104)	113	(77)	(1,943)
VIE, Not primary beneficiary | AMTCH
Schedule of Equity Method Investments [Line Items]
Revenue, net of commission	(2,106)	358	(6,064)	358
Total expenses	256	464	424	464
Net income (loss)	(2,362)	(106)	(6,488)	(106)
NGHC's 50% ownership interest	(1,181)	(845)	(3,244)	(845)
VIE, Not primary beneficiary | AMTCH II
Schedule of Equity Method Investments [Line Items]
Revenue, net of commission	777		14,445
Total expenses	59		765
Net income (loss)	718		13,680
NGHC's 50% ownership interest	359		6,840
VIE, Not primary beneficiary | East Ninth & Superior
Schedule of Equity Method Investments [Line Items]
Revenue, net of commission	1,175	1,187	2,418	2,375
Total expenses	1,325	1,265	3,122	2,500
Net income (loss)	(150)	(78)	(704)	(125)
NGHC's 50% ownership interest	(75)	(39)	(352)	(63)
VIE, Not primary beneficiary | 800 Superior, LLC
Schedule of Equity Method Investments [Line Items]
Revenue, net of commission	1,175	1,187	2,418	2,375
Total expenses	1,349	1,518	3,204	2,795
Net income (loss)	(174)	(331)	(786)	(420)
NGHC's 50% ownership interest	(87)	(165)	(393)	(210)
VIE, Not primary beneficiary | East Ninth & Superior, LLC
Schedule of Equity Method Investments [Line Items]
Revenue, net of commission	0	0	0	0
Total expenses	(24)	(253)	(82)	(295)
Net income (loss)	24	253	82	295
NGHC's 50% ownership interest	$ 12	$ 126	$ 41	$ 147